Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Non-Current Principal Amount	$ 135,919
Current Principal Amount	7,698	$ 1,003
Total	143,617	1,003
US Dollars
Borrowings [abstract]
Non-Current Principal Amount	78,664
Current Principal Amount	785	992
Total	79,449	992
Euros
Borrowings [abstract]
Non-Current Principal Amount	57,255
Current Principal Amount	6,913
Total	$ 64,168
Other
Borrowings [abstract]
Current Principal Amount		11
Total		$ 11